NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Accounting Policies [Abstract]
NET LOSS PER SHARE

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting conditions that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of May 31, 2017, and May 31, 2016, 11,536 and 11,536, respectively, restricted shares of common stock were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and shares issuable from convertible securities, as well as nonvested restricted shares.

In computing diluted loss per share for the years ended May 31, 2017 and May 31, 2016, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	May 31, 2017	May 31, 2016
Stock options	981,475	526,976
Warrants	2,731,523	967,934
Preferred stock	1,361,837	1,906,404
Convertible debt	520,548	—
Total	5,595,383	3,401,314

Basic net loss per common share is computed based on the weighted average number of common shares outstanding during the period.  Restricted shares issued with vesting conditions that have not been met at the end of the period are excluded from the computation of the weighted average shares. As of February 28, 2017 and February 29, 2016, 11,536 and 11,536, respectively, restricted shares of common stock were excluded from the computation of the weighted average shares.

Diluted net loss per common share is calculated giving effect to all dilutive potential common shares that were outstanding during the period. Diluted potential common shares generally consist of incremental shares issuable upon exercise of stock options and warrants and conversion of outstanding options and warrants and shares issuable from convertible securities, as well as nonvested restricted shares.

In computing diluted loss per share for the years ended February 28, 2017 and February 29, 2016, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 28, 2017	February 29, 2016
Stock options	966,474	426,976
Warrants	2,698,694	913,514
Preferred stock	1,350,109	497,527
Convertible debt	507,946	-
Total	5,523,223	1,838,017